Accounts receivable (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivable
Accounts receivable	kr 2,509	kr 2,224	kr 2,784
Accounts receivable, overdue with no reserve
Disclosure of accounts receivable
Accounts receivable	464	505
Accounts receivable, overdue with no reserve | Overdue between 1-30 days
Disclosure of accounts receivable
Accounts receivable	320	365
Accounts receivable, overdue with no reserve | Overdue between 31-60 days
Disclosure of accounts receivable
Accounts receivable	63	94
Accounts receivable, overdue with no reserve | Overdue more than 60 days
Disclosure of accounts receivable
Accounts receivable	81	46
Accounts receivable
Loss allowance
Loss allowance at January 1	499	660	623
Assets classified as held for sale at January 1 (IAS 39)	264
Change in accounting principle, IFRS 9 (Note 35)	(10)
Adjusted loss allowance at January 1 (IFRS 9)	753
Assets classified as held for sale	(267)	(264)
Companies acquired during the year	9		14
Companies divested during the year		(8)
Net change in loss allowance	(74)	95	(4)
Exchange rate differences	31	16	27
Total reserve for loss allowance	452	499	660
Cost
Disclosure of accounts receivable
Accounts receivable	2,961	2,723	3,444
Accumulated impairment
Disclosure of accounts receivable
Accounts receivable	kr (452)	kr (499)	kr (660)